Commitments and Contingencies - Schedule of Operating Lease Assets (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 376
2016	509
2017	516
2018	525
2019	485
Thereafter	618
Total	$ 3,029